Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions			6 Months Ended
	Apr. 30, 2023	Feb. 01, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 3,833		$ 3,833	$ 2,998
Purchased performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	705
Gross contractual receivables		$ 78,931
Acquisition date of fair value expected credit loss		1,047
Purchase of asset at fair value		76,068
Financial assets at fair value	70,530		70,530
Cumulative fair value mark	(2,679)		(2,679)
Purchased credit impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of asset at fair value		415
Cumulative fair value mark		(168)
Unfunded commitments and letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Fair value mark during the period		$ (37)
Accumulated fair value mark adjustment on liabilities	(35)		$ (35)
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ScenarioWeight			100.00%
Adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
ScenarioWeight			100.00%
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,350		$ 3,350	2,617
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	483		483	381
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,290		3,290	2,441
Modelled allowance account for credit losses of financial assets based on assumptions	2,475		2,475	1,900
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,290		3,290	2,441
Modelled allowance account for credit losses of financial assets based on assumptions	5,100		5,100	3,250
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,290		3,290	2,441
Modelled allowance account for credit losses of financial assets based on assumptions	$ 2,650		$ 2,650	$ 1,850
Expected credit loss period			12 months